Consolidated Statements of Financial Condition (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost of U.S. Treasury Obligations	$ 469,979,439	$ 9,999,989
General Units:
Paid in capital units issued (in units)	50
Limited Units:
Paid in capital redeemable units issued	16,450,000	19,400,000
Paid in capital redeemable units outstanding	16,450,000	19,400,000
Greenhaven Continuous Commodity Index Master Fund
Cost of U.S. Treasury Obligations	$ 469,979,439	$ 9,999,989
General Units:
Paid in capital units issued (in units)	50
Limited Units:
Paid in capital redeemable units issued	16,450,000	19,400,000
Paid in capital redeemable units outstanding	16,450,000	19,400,000